Shareholders' Equity (Components Of Accumulated Other Comprehensive Loss) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Retirement benefit plans funded status adjustment (Notes 1 and 9)	$ (260)	$ (248)
Hedging activities (Note 17)	1	(2)
Available-for-sale securities	1	1
Accumulated other comprehensive loss	$ (258)	$ (249)